TRADE AND OTHER PAYABLES - Disclosure of aged analysis of the trade and other payables (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure Of Trade And Other Payables [Abstract]
Total Accounts Payable	$ 1,531,901	$ 2,081,958	$ 583,946
Accrued Liabilities	955,431	546,200	425,102
Total Trade and Other Payables	$ 2,487,332	$ 2,628,158	$ 1,009,048